Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lease liabilities.
Non-current	$ 492,698	$ 510,838
Current	90,060	91,156
Total lease liabilities	582,758	$ 601,994
Lease payments	$ 63,200